Acquisitions and disposals - Business disposals (Details) - Business disposals - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration received		£ 221
Goodwill		(1)
Intangible assets		(125)
Property, plant and equipment		(12)
Inventory		(5)
Other net assets		(1)
Total net assets disposed during the year		(144)
Transaction costs		8
Total gain on disposal	£ 69	£ 69